NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

11. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted loss per share	(87,789)	(73,688)
Denominator:
Denominator for basic and diluted loss per share weighted average ordinary shares outstanding	43,496,848	43,583,448

Basic and diluted loss per share	(2.02)	(1.69)

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the period. Due to loss for the nine months ended September 30, 2019 and 2020, approximately 69,368 and 201,020 restricted shares were excluded from the calculation of diluted net loss per share, because the effect would be anti-dilutive.